Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Future Net Cash Flow [Abstract]
Beginning of year	$ 66,433	$ 106,411	$ 97,765
Sales and transfers, net of production costs	(62,115)	(53,759)	(52,025)
Net change in sales and transfer prices, net of future production costs	68,651	(74,046)	(37,336)
Changes in reserves and production rates (timing)	111,137	15,495	4,385
Net changes for extensions, discoveries and improved recovery	160,784	28,489	40,565
Net change due to purchases and sales of minerals in place	(730)		3,234
Changes in estimated future development and abandonment costs	(71,368)	(32,052)	(19,356)
Development costs incurred during the year that reduced future development costs	39,780	22,475	28,689
Accretion of discount	11,490	9,724	10,652
Net change in income taxes	(80,832)	25,920	8,522
Others	65,003	17,776	21,316
End of year	$ 308,233	$ 66,433	$ 106,411